Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital And Financial Risk Management [Abstract]
Schedule of Credit Risk	The Group held the following balances:

	2024 $	2023 $
Balance as of December 31
Cash and cash equivalents	280,641	191,081
Short-term investments	86,666	136,062
Trade and other receivables	1,522	2,376
Total	368,828	329,518

Schedule of Liquidity Risk
The table below summarizes the maturity profile of the Group’s financial liabilities, including subsidiary preferred shares that have customary liquidation preferences, as of December 31, 2024 and 2023, based on contractual undiscounted payments:

Balance as of December 31	2024
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable	4,111	4,111	—	—	4,111
Trade and other payables	27,020	27,020	—	—	27,020
Taxes Payable	75	75	—	—	75
Subsidiary preferred shares (Note 17)[1]	169	169	—	—	169
Total	31,375	31,375	—	—	31,375

Balance as of December 31	2023
	Carrying Amount $	Within Three Months $	Three to Twelve Months $	One to Five Years $	Total $ (*)
Subsidiary notes payable	3,699	3,699	—	—	3,699
Trade and other payables	44,107	44,107	—	—	44,107
Subsidiary preferred shares (Note 17)[1]	169	169	—	—	169
Total	47,975	47,975	—	—	47,975
1    Redeemable only upon a liquidation or deemed liquidation event, as defined in the applicable shareholder documents.
*    Does not include payments in respect of lease obligations nor payments on sale of future royalties liability. For the contractual future payments related to lease obligations, see Note 23. Leases and subleases. For contractual future payments related to sale of future royalties, see Note 18. Sale of Future Royalties Liability